Segments And Nature Of The Business (Service Revenues And Sales And After-Tax Earnings By Business Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 1,576,881	$ 1,543,388	$ 1,456,282
Net income	108,743	110,274	99,317
Total interest income	383	281	(29)
Total interest expense	3,715	3,645	8,186
Total income tax provision	68,311	69,852	63,437
Total identifiable assets	880,059	852,325	859,932
Total additions to long-lived assets	39,772	50,749	43,821
Total depreciation and amortization	34,638	33,499	30,601
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income	137,854	141,919	128,260
Total interest income	11,947	11,165	9,042
Total interest expense	543	548	570
Total income tax provision	84,629	86,305	79,086
Total identifiable assets	803,783	778,909	797,438
Total additions to long-lived assets	39,709	49,754	43,475
Total depreciation and amortization	34,092	32,907	30,023
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(11,564)	(10,884)	(9,081)
Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	1,123,317	1,115,551	1,064,205
Net income	84,961	93,346	86,185
Total interest income	8,294	7,740	6,111
Total interest expense	211	200	207
Total income tax provision	51,910	56,675	53,278
Total identifiable assets	542,142	523,717	546,031
Total additions to long-lived assets	22,000	23,278	21,880
Total depreciation and amortization	19,090	19,547	19,048
Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	453,564	427,837	392,077
Net income	52,893	48,573	42,075
Total interest income	3,653	3,425	2,931
Total interest expense	332	348	363
Total income tax provision	32,719	29,630	25,808
Total identifiable assets	261,641	255,192	251,407
Total additions to long-lived assets	17,709	26,476	21,595
Total depreciation and amortization	15,002	13,360	10,975
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Net income	(29,111)	(31,645)	(28,943)
Total interest income			10
Total interest expense	3,172	3,097	7,616
Total income tax provision	(16,318)	(16,453)	(15,649)
Total identifiable assets	76,276	73,416	62,494
Total additions to long-lived assets	63	995	346
Total depreciation and amortization	546	592	578
Routine Homecare [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	887,940	865,145	810,413
Continuous Care [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	138,025	150,802	152,206
General Inpatient [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	97,580	99,439	102,876
Medicare Cap [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(228)	165	(1,290)
Sewer And Drain Cleaning [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	145,699	142,562	141,078
Plumbing Repair And Maintenance [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	197,280	188,065	174,993
Independent Contractors [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	40,097	37,966	36,496
Water Restoration [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	50,229	38,163	18,480
Other Products And Services [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 20,259	$ 21,081	$ 21,030
Sales Revenue [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	90.00%	90.00%	90.00%
Sales Revenue [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	71.00%	72.00%
Sales Revenue [Member] | Segment Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	29.00%	28.00%
Sales Revenue [Member] | Medicare And Medicaid Reimbursement Programs [Member] | Segment VITAS [Member]
Segment Reporting Information [Line Items]
Concentration risk, percentage	95.00%